Reconciliations of Basic and Diluted Earnings Per Equity Share and Earnings per American Depositary Shares (Detail)	12 Months Ended
	Mar. 31, 2024 ₨ / shares	Mar. 31, 2024 $ / shares	Mar. 31, 2023 ₨ / shares	Mar. 31, 2022 ₨ / shares
Earnings Per Share Disclosure [Line Items]
Basic earnings per share | (per share)	₨ 88.66	$ 1.06	₨ 89.02	₨ 69.76
Effect of potential equity shares for stock options outstanding | (per share)	0.35	0.01	0.34	0.38
Diluted earnings per share | (per share)	88.31	1.05	88.68	69.38
Basic earnings per share | (per share)	265.98	3.18	267.06	209.28
Diluted earnings per share | (per share)	264.93	3.15	266.04	208.14
American Depository Shares | Stock Compensation Plan
Earnings Per Share Disclosure [Line Items]
Effect of potential equity shares for stock options outstanding | (per share)	₨ 1.05	$ 0.03	₨ 1.02	₨ 1.14